Prepayments, receivables and other assets (Tables)	12 Months Ended
Mar. 31, 2020
Prepayments, receivables and other assets
Schedule of components of prepayments, receivables and other assets

	As of March 31,
	2019	2020

	(in millions of RMB)
Current:
Accounts receivable, net of allowance	13,771	19,786
Inventories	8,534	14,859
VAT receivables, net of allowance	7,347	11,826
Amounts due from related companies (i)	7,445	11,029
Advances to/receivables from customers, merchants and others	4,689	8,231
Prepaid cost of revenue, sales and marketing and other expenses	7,049	7,547
Deferred direct selling costs (ii)	1,990	2,000
Interest receivables	867	984
Licensed copyrights (Note 2(y))	1,126	780
Others	5,772	7,187
	58,590	84,229
Non-current:
Operating lease right-of-use assets (iii)	—	34,660
Film costs and prepayment for licensed copyrights and others	7,205	8,517
Deferred tax assets (Note 8)	2,533	7,590
Prepayment for acquisition of property and equipment	7,643	3,503
Deferred direct selling costs (ii)	281	275
Land use rights, net (iii)	6,419	—
Others	3,937	3,440
	28,018	57,985

(i)	Amounts due from related companies primarily represent balances arising from transactions with Ant Group (Notes 4(l) and 22). The balances are unsecured, interest free and repayable within the next twelve months.
(ii)	The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees are recognized.
(iii)	Upon the initial application of ASC 842 on April 1, 2019, land use rights, net amounting to RMB6,419 million were identified as operating lease right-of-use assets. Such amount was included in the opening balance of operating lease right-of-use assets as of April 1, 2019 with no adjustments made to the comparative periods.